INCOME AND MINING TAXES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income and mining taxes [Line Items]
Applicable tax rate	26.30%	26.30%
Unused tax losses for which no deferred tax asset recognised	$ 783.9	$ 196.6
Other temporary differences [member]
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	40.3
Mining Tax [Member]
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 634.6	$ 0.0
Scenario, Plan [Member]
Income and mining taxes [Line Items]
Applicable tax rate	21.00%	35.00%
Canada [Member] | Unused Capital Losses [Member]
Income and mining taxes [Line Items]
Unused Capital Losses For Which No Deferred Tax Assets Recognized	$ 146.0
Canada [Member] | Bottom of range [member] | Unused tax losses [member]
Income and mining taxes [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2018
Canada [Member] | Top of range [member] | Unused tax losses [member]
Income and mining taxes [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2036